ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	December 31, 2022	December 31, 2021
Trade payables	$90,195	$77,549
Accrued liabilities	85,968	72,452
Accounts payable and accrued liabilities	$176,163	$150,001